Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 16 EARNINGS PER SHARE

The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2015	2014	2013
Net income attributable to U.S. Bancorp	$5,879	$5,851	$5,836
Preferred dividends	(247)	(243)	(250)
Impact of preferred stock redemption(a)	–	–	(8)
Earnings allocated to participating stock awards	(24)	(25)	(26)

Net income applicable to U.S. Bancorp common shareholders	$5,608	$5,583	$5,552

Average common shares outstanding	1,764	1,803	1,839
Net effect of the exercise and assumed purchase of stock awards	8	10	10

Average diluted common shares outstanding	1,772	1,813	1,849

Earnings per common share	$3.18	$3.10	$3.02
Diluted earnings per common share	$3.16	$3.08	$3.00
(a)	Represents stock issuance costs originally recorded in capital surplus upon the issuance of the Company’s Series D Non-Cumulative Perpetual Preferred Stock that were reclassified to retained earnings on the redemption date.

Options outstanding at December 31, 2015 and 2013 to purchase 1 million and 5 million common shares, respectively, were not included in the computation of diluted earnings per share for the years ended December 31, 2015 and 2013, respectively, because they were antidilutive.